Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Operating activities
Profit before income tax from continuing operations	$ 134,269,499	$ 6,916	$ 104,807,649		$ 52,617,349
Profit before income tax from discontinued operations	(8,524,516)	(439)	148,529,197		14,775,760
Profit before income tax	125,744,983	6,477	253,336,846		67,393,109
Items not requiring the use of cash:
Depreciation property, plant and equipment and right-of-use assets	140,353,169	7,229	136,987,034		134,922,014
Amortization of intangible and other assets	18,280,617	942	19,315,958		19,293,406
Equity interest in net result of associated companies	1,811,432	93	(113,918)	[1]	287,006	[1]
Loss (gain) on sale of property, plant and equipment	935,644	48	(6,849,699)		257,330
Net period cost of labor obligations	15,979,152	823	18,688,374		18,085,954
Foreign currency exchange loss (income), net	(20,008,610)	(1,030)	14,192,416		58,779,864
Interest income	(4,823,579)	(248)	(3,834,150)		(5,060,636)
Interest expense	41,258,803	2,125	35,738,305		38,165,205
Employee profit sharing	3,637,813	187	3,130,722		2,066,066
(Gain) loss in valuation of derivative financial instruments, capitalized interest expense and other, net	17,072,520	879	5,239,927		(13,803,458)
Gain on net monetary positions	(11,538,061)	(594)	(4,876,842)		(3,262,512)
Gain on sale of subsidiary	(3,405,014)	(175)	(132,821,709)
Deconsolidation effect of subsidiary	9,390,641	484
Working capital changes:
Subscribers, distributors, recoverable taxes, contract assets and other, net	(6,803,202)	(350)	8,609,836		874,058
Prepaid expenses	(2,527,168)	(130)	(872,738)		(152,586)
Related parties	1,884,945	97	449,655		421,337
Inventories	(1,183,883)	(61)	6,083,461		10,529,392
Other assets	(1,321,813)	(68)	(9,521,953)		(348,083)
Employee benefits	(25,723,517)	(1,325)	(27,223,091)		(18,795,532)
Accounts payable and accrued liabilities	(10,291,588)	(531)	7,447,308		11,806,003
Employee profit sharing paid	(2,935,880)	(151)	(1,922,029)		(2,436,223)
Financial instruments and other	(2,353,920)	(121)	(1,664,465)		2,606,938
Deferred revenues	2,430,434	125	(9,068,794)		2,153,607
Interest received	2,652,195	137	2,665,854		3,946,110
Income taxes paid	(62,015,057)	(3,194)	(60,535,903)		(61,366,231)
Cash flows from discontinued operating	(1,214,025)	(63)	5,601,233		14,465,405
Net cash flows provided by operating activities	225,287,031	11,605	258,181,638		280,827,543
Investing activities
Purchase of property, plant and equipment	(146,192,426)	(7,530)	(140,789,643)		(105,495,242)
Acquisition of intangibles	(11,661,530)	(601)	(12,202,142)		(20,647,571)
Dividends received	5,426,370	280	2,628,600		2,122,826
Proceeds from sale of property, plant and equipment	3,795,740	195	7,215,177		162,060
Acquisition of businesses, net of cash acquired	(16,227,107)	(835)	0		(152,896)
Partial sale of shares of associated company	6,329	0	199,158		601,509
Investments in associate companies	(1,043,954)	(54)	0		(64,341)
Proceeds from the sale of businesses	5,791,488	298	75,518,886		0
Short-term investments	9,690,285	499	(3,361,507)		(8,671,662)
Cash flows from discontinued investing	(1,944,235)	(100)	(5,729,473)		(3,412,176)
Net cash flows used in investing activities	(152,359,040)	(7,848)	(76,520,944)		(135,557,493)
Financing activities
Loans obtained	188,414,369	9,705	93,675,127		277,515,598
Repayment of loans	(145,340,377)	(7,486)	(152,029,408)		(330,607,399)
Payment of liability related to right-of-use of assets	(33,823,287)	(1,742)	(30,544,750)		(29,623,565)
Interest paid	(26,882,181)	(1,385)	(23,884,410)		(28,421,734)
Repurchase of shares	(26,143,162)	(1,347)	(36,745,743)		(5,076,119)
Dividends paid	(29,534,053)	(1,521)	(27,829,345)		(9,592,253)
Acquisition of non-controlling interests	(39,596)	(2)	(7,720)		(1,104,662)
Net cash flows used in financing activities	(73,348,287)	(3,778)	(177,366,249)		(126,910,134)
Net gain (decrease) in cash and cash equivalents	(420,296)	(21)	4,294,445		18,359,916
Adjustment to cash flows due to exchange rate fluctuations, net	(4,558,646)	(235)	(1,532,461)		(2,187,665)
Cash and cash equivalents at beginning of the year	38,679,891	1,992	35,917,907		19,745,656
Cash and cash equivalents at end of the year	33,700,949	1,736	38,679,891		35,917,907
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end year	1,476,834	76	18,385,498		3,063,081
Spin-off effects	(1,376,353)	(71)
Revaluation surplus					107,152,628
Non-cash transactions	$ 100,481	$ 5	$ 18,385,498		$ 110,215,709

[1]	Restated for discontinued operations